STOCK OPTIONS, AWARDS AND WARRANTS (Summary of Common Stock Award Activity) (Details) - Common Stock Awards [Member] - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Activity, number of shares:
Outstanding, beginning of the period	54,669	116,666
Granted during the period
Vested during the period	(53,334)	(55,998)
Forfeited during the period	(1,335)	(6,000)
Unvested at the end of the period		54,669
Unrecognized compensation cost	$ 0	$ 162,741